Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of related party
During the years ended December 31, 2022, 2023 and 2024, other than disclosed elsewhere, the Group had the following material related party transactions:

Name of entity or individual	Relationships with the Group
NetEase Group	Control or under common control
Equity investees	Significant influence

Schedule of transactions with related parties
(a) Transactions with related parties

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Services and products provided to NetEase Group
Learning services provided to NetEase Group	18,029	22,052	18,453
Smart devices provided to NetEase Group	8,748	3,016	283
Online marketing services provided to NetEase Group	7,925	42,776	163,850
Other services provide to NetEase Group	9,588	7,084	7,084
Fixed assets provide to NetEase Group	936	737	638

Services and products purchased from NetEase Group and other related parties
Services purchased from NetEase Group	153,523	162,522	121,139
Services purchased from other related parties	9,572	17,785	10,023
Fixed assets and inventories purchased from NetEase Group	1,087	1,037	154

Loan related transactions
Interest expenses on loans from NetEase Group	45,607	69,472	73,090
Drawdown of long-term loans from NetEase Group	225,941	99,289	487,971
Repayment of long-term loans from NetEase Group	—	—	214,038

Equity related transactions
Share-based compensation under NetEase Plan	1,499	416	418

Schedule of balances with related parties
(b) Balances with related parties

	As of December 31,
	2023	2024
	RMB	RMB
Amounts due from NetEase Group	26,117	79,700
Loan and prepayment to other related parties	20,194	—
Amounts due to NetEase Group	82,430	21,997
Short-term loans from NetEase Group	878,000	878,000
Long-term loans from NetEase Group	630,360	913,000